Inventories (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Line Items]
Finished Goods	$ 912,574	$ 378,472	$ 2,344
Work-in-process		0	49,200
Packaging	59,952	41,714	1,832
Inventory, gross, total	972,526	420,186	53,376
Less: Reserve for obsolescence	0	0	(49,200)
Total	$ 972,526	$ 420,186	$ 4,176